Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		65 Months Ended
	Aug. 05, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2013	Apr. 30, 2014	Dec. 31, 2011
Class of Stock [Line Items]
Loss on extinguished of debt		$ (204,000)		$ (1,671,000)
General and administrative expense		4,618,000	593,000	1,783,000	536,000
Convertible preferred stock, value		3,230,000
Conversion of preferred stock, common stock issued upon conversion	10,689,027
Two Thousand Twelve Notes [Member]
Class of Stock [Line Items]
Loss on extinguished of debt						(1,700,000)
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued for cash		7,025,888					7,025,888
Convertible preferred stock, price per share							$ 7.53
Proceeds on issuance of convertible preferred stock							52,900,000
Series B Convertible Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Proceeds on issuance of convertible preferred stock							2,000,000
Convertible preferred stock, shares issued							295,115
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Shares issued upon conversion of convertible notes								1,789,618
Convertible notes, conversion price per share							$ 1.45
Shares issued for cash				689,655		689,655
Shares issued, price per share						$ 1.45
Convertible preferred stock, price per share						$ 2.63
General and administrative expense						800,000
Common stock to be issued for each share of convertible preferred stock		1
Noncumulative dividends, percentage				8.00%
Dividends declared				$ 0
Voting rights description				Each holder had the right to one vote for each share of common stock into which such Series A convertible preferred stock could have been converted. Certain financing, acquisition, disposition, and recapitalization transactions required the vote of the majority of the shares of outstanding Series A convertible preferred stock, provided that at least 1,000,000 shares of convertible preferred stock were issued and outstanding.
Liquidation preference price per share				$ 1.45
Shares repurchased, number of shares		531,208					531,208
Convertible preferred stock, value		770,000					4,000,000
Share repurchased, price per share		$ 7.53
Preferred stockholder, deemed dividend		$ 3,200,000
Series A Convertible Preferred Stock [Member] | Two Thousand Twelve Notes [Member]
Class of Stock [Line Items]
Shares issued upon conversion of convertible notes						1,419,959